0	Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

June 30, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account D

ML of New York IRA Annuity - Registration No. 333-197164

ML of New York Investor Choice – IRA Series – Registration No. 333-197167

Commissioners:

Transamerica Financial Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended April 29, 2021, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

Ready Assets Government Liquidity Fund, SEC File No.: 811-02556

Semi-Annual Report Mailings:

Invesco Charter Fund, SEC File No.: 811-01424

AB Growth and Income Fund, Inc., SEC File No.: 811-00126

American Century Ultra® Fund, SEC File No.: 811-00816

BlackRock Global Allocation Fund, Inc., SEC File No.: 811-05576

BlackRock Advantage Large Cap Core Fund, SEC File No.: 811-09637

BlackRock Large Cap Focus Growth Fund, SEC File No.: 811-09637

BlackRock Advantage Large Cap Value Fund, SEC File No.: 811-09637

Eaton Vance Floating-Rate Fund, SEC File No.: 811-04015

Fidelity Advisor Series VIII – Advisor Overseas Fund, SEC File No.: 811-03855

Federated Equity Income Fund, SEC File No.: 811-04017

Federated Kaufmann Fund, SEC File No.: 811-04017

Lord Abbett Affiliated Fund, Inc., SEC File No.: 811-00005

Oppenheimer Fundamental Alternatives Fund, SEC File No.: 811-05225

Pioneer High Yield Fund, SEC File No.: 811-09685

Putnam Equity Income Fund, SEC File No.: 811-00781

TA Flexible Income, SEC File No.: 811-04556

TA US Growth, SEC File No.: 811-04556

TA Multi-Cap Growth, SEC File No.: 811-04556

TA Small/Mid Cap Value, SEC File No.: 811-04556

Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (720) 488-7884.

Very truly yours,

/s/ Brian Stallworth
Brian Stallworth
Assistant Secretary